Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2018